Property, Equipment, Goodwill, Intangible Assets And Lease - Summary of Right-of-use Assets and Lease Liabilities (Detail) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use-assets, Beginning balance			R$ 227,478	R$ 133,870	R$ 133,870
Additions to right-of-use assets			45,377	104,487	123,529
Depreciation, right-of-use assets	R$ (10,313)	R$ (8,796)	(33,363)	(23,235)	(32,831)
Right of Use Assets, Write-offs			(78,321)
Right of Use Assets, Revaluation			(9,115)
Right of Use Assets Impairment,net			264
Right of Use Assets Effects of Exchange Rate			29,694	6,259	2,910
Right-of-use-assets, Ending balance	182,014	221,381	182,014	221,381	227,478	R$ 133,870
Right of Use Assets Current	0	0	0	0	0
Right of Use Assets Noncurrent	182,014	221,381	182,014	221,381	227,478
Lease liabilities, Beginning balance			255,406	148,494	148,494
Additions To Lease Liabilities			45,129	105,694	124,283
Write-offs lease liabilities			(78,322)
Interest expense on lease liabilities			15,648	12,447	17,613
Revaluation lease			(10,050)
Effects Of Exchange Rate on Lease Liabilities			32,675	6,460	2,995
Payment of lease liabilities			(45,903)	(26,194)	(37,979)	(14,624)
Lease liabilities, Ending balance	214,583	246,901	214,583	246,901	255,406	R$ 148,494
Current lease liabilities	31,566	28,970	31,566	28,970	52,771
Non-current lease liabilities	R$ 183,017	R$ 217,931	R$ 183,017	R$ 217,931	R$ 202,635